INTANGIBLE ASSETS, NET (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 6,576	$ 2,199
Amortization expense	0	1,544	$ 1,648
Intangible assets acquired	3,412	1,407
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	4,509	1,225
Intangible assets acquired	3,284
Intangible assets acquired, not resulted in cash flows	1,834
Software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 2,067	$ 974